Other payables and accrued liabilities	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
Other payables and accrued liabilities

Note 9 – Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	As of June 30, 2026	As of December 31, 2025
	US$	US$
Accrued expenses	$492,118	$482,921
Accrued payroll	272,768	374,303
Accrued interest (1)	1,758,591	1,456,779
Accrued taxes payable	19,729	55,357
Accrued professional fees	419,371	388,085
Secured borrowings – recourse factoring liabilities (2)	102,613	103,506
Payables to third-party vendors or service providers for administrative activities	1,107,682	808,159
Reimbursement payables to employees	2,911	6,412
Refundable deposit	21,115	41,115
Total other payables and accrued liabilities	$4,196,898	$3,716,637

(1)	Accrued interest primarily relates to short-term loans from third parties, for which interest expense has been recognized but remains unpaid as of the balance sheet date. Refer to Note 8 – Credit facilities for detail.

(2)	During the six months ended June 30, 2026, the Company has factored its accounts receivable with recourse and accounted for the transaction as secured borrowings and recorded as recourse factoring liabilities. The factoring company advanced 80% of the verified invoice amount to the Company and retained 20% of the invoice amount as collateral until its customer fully repays the invoice amount. As of June 30, 2026 and December 31, 2025, the carrying amount of the Company’s pledged accounts receivable associated with these liabilities amounted to US$25,653 and US$25,877, respectively. For the six months ended June 30, 2026 and 2025, the Company has incurred US$14,963 and US$25,816, respectively, cost associated with the factoring arrangement and recorded as interest expenses in the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.